Subsequent Events		5 Months Ended	6 Months Ended	12 Months Ended
	Jul. 24, 2025	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2025
Subsequent Event [Line Items]
Subsequent Events
18.	Subsequent Events
Initial Public Offering of Forgent Power Solutions, Inc.
On February 6, 2026, Forgent Power Solutions, Inc. (the “Corporation” or “Forgent Power Solutions”) and the Selling Stockholders sold 16,586,427 and 39,413,573 shares of Class A common stock of Forgent Power Solutions, respectively, at a public offering price of $27.00 per share. On February 9, 2026, Forgent Power Solutions and the Selling Stockholders completed the sale of 2,487,964 and 5,912,036 shares of Class A common stock, respectively, pursuant to the exercise in full of the underwriters’ overallotment option. From the IPO and exercise of the underwriters’ overallotment option, Forgent Power Solutions received $491.8 million in proceeds, net of underwriting discounts and commissions, which was used to indirectly purchase 19,074,391 Opco LLC Interests from Opco and, and Opco utilized the net proceeds it received from the sale of Opco LLC Interests to us to redeem Opco LLC Interests from the Existing Opco LLC Owners. The Corporation did not receive any of the proceeds from the sale of Class A common stock by the Selling Stockholders.
Reorganization Transactions
In connection with the IPO, Forgent Power Solutions and Opco completed a series of transactions (the “Reorganization Transactions”) including the following:

•
the limited liability company agreement of Opco was amended and restated to, among other things, (i) provide for a new single class of capital ownership interests of Opco LLC Interests in Opco, (ii) exchange all of the then existing membership interests of the holders of Opco capital ownership interests for Opco LLC Interests and (iii) appoint Forgent Intermediate II LLC, a wholly-owned, indirect subsidiary of Forgent Power Solutions, as the sole managing member of Opco;

•
Forgent Power Solutions’ certificate of incorporation was amended and restated to, among other things, (i) provide for Class A common stock with voting and economic rights (ii) provide for Class B common stock of Forgent Power Solutions with voting rights but no economic rights and (iii) issue 90,167,635 shares of Class B common stock to the former Existing Opco LLC Owners on a one-to-one
basis with the number of Opco LLC Interests they owned prior to the IPO;

•
Forgent Parent I LP contributed 100% of the equity interests of Forgent Intermediate LLC to the Company in exchange for 210,055,933 shares of Class A common stock of the Company, and Forgent Intermediate LLC merged with and into Forgent Intermediate Merger Sub LLC, with Forgent Intermediate Sub LLC surviving and renamed Forgent Intermediate LLC;

•
the acquisition by the Company, by merger, of Opco LLC Interests held by Forgent Blocker I LLC and Forgent Blocker II LLC, for which the Company issued 4,205,321 shares Class A common stock as merger consideration.

Immediately following the completion of the Reorganization Transactions and the IPO (and the use of proceeds therefrom), Forgent Power Solutions (through the Company) indirectly owned 76.65% of the Opco LLC Interests, and the Existing Opco LLC Owners owned the remaining 23.35% of the Opco LLC Interests.
Opco Recapitalization
As a result of the Reorganization Transactions, the Company became the managing member and owner of all of the limited liability company units of Forgent Intermediate II LLC. In turn, Forgent Intermediate II LLC became the managing member of Opco. The Company and Forgent Intermediate II LLC collectively own a majority of the Opco LLC Interests, and the remaining Opco LLC Interests are owned by the Existing Opco LLC Owners. Accordingly, Forgent Power Solutions will consolidate the financial results of Opco and report non-controlling
interest in the Company’s consolidated financial statements related to the interest held by the Existing Opco LLC Owners.

21.	Subsequent Events
The Company has evaluated subsequent events through October 24, 2025, which is the date the combined/consolidated financial statements were available to be issued. Except as discussed below, the Company has identified no subsequent events that require audit adjustment to or disclosure in the combined/consolidated financial statements.
Amendment to Senior Debt
On September 8, 2025, Forgent Holdings I LLC entered into an amendment to the Senior Debt to add our U.S. wholly-owned subsidiaries as borrowers and as guarantors, reduced the interest rate for SOFR Loans and Base Rate Loans by 1% per annum, allow for pro rata tax distributions to its equity owners and add a de minimis threshold to the excess cash flow provision, as defined in the agreement. As a result of the amendment, the Senior Debt is collateralized by substantially all of the assets of the Company.
In connection with the Senior Debt amendment discussed above, the States revolving line of credit was terminated.

One Big Beautiful Bill
On July 4, 2025, the “One Big Beautiful Bill Act” (“Act”) was enacted into law. The Act includes changes to U.S. tax law that will be applicable to the Company beginning in 2025. These changes include provisions allowing accelerated tax deductions for qualified property and research expenditures, accelerated bonus depreciation for property and equipment, changes in calculating interest expense limitations, and other provisions. We are in the process of evaluating the impact of the Act to our consolidated financial statements.

Forgent Power Solutions, Inc.
Subsequent Event [Line Items]
Subsequent Events
4. Subsequent Events
The Corporation has evaluated subsequent events through August 13, 2025, the date on which the balance sheet was available for issuance, and is not aware of any subsequent events that would require recognition or disclosure in the financial statement.

4. Subsequent Events
Reorganization Transactions
In connection with the IPO disclosed in Note 2, “Summary of Significant Accounting Policies,” the Corporation and Opco completed a series of transactions (the “Reorganization Transactions”), including the following:

•
the limited liability company agreement of Opco (the “Amended and Restated Opco LLC Agreement”) was amended and restated to, among other things, (i) provide for a new single class of capital ownership interests of Opco LLC Interests in Opco, (ii) exchange all of the then existing membership interests of the holders of Opco capital ownership interests for Opco LLC Interests and (iii) appoint Forgent Intermediate II LLC, a wholly-owned, indirect subsidiary of the Corporation, as the sole managing member of Opco;

•
the Corporation’s certificate of incorporation (the “Amended and Restated Certificate of Incorporation”) was amended and restated to, among other things, (i) provide for Class A common stock with voting and economic rights (ii) provide for Class B common stock (as defined below) with voting rights but no economic rights and (iii) issue 90,167,635 shares of Class B common stock to the former Existing Opco LLC Owners on a one-to-one basis with the number of Opco LLC Interests they owned prior to the IPO;

•
Forgent Parent I LP contributed 100% of the equity interests of Forgent Intermediate LLC to the Corporation in exchange for 210,055,933 shares of Class A common stock of the Corporation, and Forgent Intermediate LLC merged with and into Forgent Intermediate Merger Sub LLC, with Forgent Intermediate Sub LLC surviving and renamed Forgent Intermediate LLC;

•
the acquisition by Forgent Intermediate LLC, by merger, of Opco LLC Interests held by Forgent Blocker I LLC and Forgent Blocker II LLC (each, a “Blocker”), for which the Corporation issued 4,205,321 shares of Class A common stock as merger consideration (the “Blocker Merger”).

Amended and Restated Certificate of Incorporation
The Corporation’s Amended and Restated Certificate of Incorporation (which was filed with the Secretary of State of the State of Delaware on February 4, 2026), provides for, among other things, the (i) authorization of 2,000,000,000 shares of Class A common stock with a par value of $0.00001 per share (“Class A common stock”); (ii) authorization of 100,000,000 shares of Class B common stock with a par value of $0.00001 per share (“Class B common stock”); (iii) authorization of 20,000,000 shares of preferred stock with a par value of $0.00001 per share that may be issued from time to time by the Corporation’s Board of Directors in one or more series; and (iv) establishment of a classified board of directors, divided into three classes, each of whose members will serve for staggered terms.
Holders of Class A common stock and Class B common stock are entitled to one vote per share and, except as otherwise required, will vote together as a single class on all matters on which stockholders generally are entitled to vote. Holders of Class B common stock are not entitled to receive dividends and will not be entitled to receive any distributions upon the liquidation, dissolution or winding up of the Corporation. Shares of Class B common stock may only be issued to the extent necessary to maintain the one-to-one ratio between the number of Opco LLC Interests held by the Existing Opco LLC Owners and their permitted transferees and the number of shares of Class B common stock held by the Existing Opco LLC Owners and their permitted transferees. Shares of Class B common stock are transferable only together with an equal number of Opco LLC Interests. Shares of Class B common stock will be canceled on a one-for-one basis if an Existing Opco LLC Owner elects to redeem their Opco LLC Interests in exchange for, at the Corporation’s election, newly issued shares of Class A common stock or cash.
The Corporation must, at all times, maintain a one-to-one ratio between the number of shares of Class A common stock issued by the Corporation and the number of Opco LLC Interests owned by the Corporation (subject to certain exceptions for treasury shares and shares underlying certain convertible or exchangeable securities).
Tax Receivable Agreement
On February 4, 2026, the Corporation entered into a Tax Receivable Agreement (the “TRA”) with the Forgent Parent I LP, Forgent Parent II LP, Forgent Parent III LP and Forgent Parent IV LP (collectively, the “Continuing Equity Owners”). The TRA provides for the payment by the Corporation to the Continuing Equity Owners of 85% of the amount of tax savings, if any, in U.S. federal, state and local income tax that the Corporation actually realizes, or in certain circumstances is deemed to realize, as a result of (i) the Corporation’s allocable share of tax basis attributable to its acquisition or ownership of Opco LLC Interests, (ii) certain tax attributes the Corporation acquired from the Blockers in the Blocker Mergers (including net operating losses and the Blockers’ allocable share of tax basis), (iii) increases in the Corporation’s allocable share of then existing tax basis, and certain adjustments to the tax basis of the assets of Opco and its subsidiaries as a result of actual or deemed sales or exchanges of Opco LLC Interests in connection with the IPO and future redemptions or exchanges of Opco LLC Interests, (iv) imputed interest arising from any payments the Corporation makes under the TRA and (v) certain other tax benefits related to entering into the TRA, including certain payments made under the TRA.
2026 Incentive Award Plan
In February 2026, the Corporation’s stockholder approved the 2026 Incentive Award Plan (the “Incentive Plan”), which became effective in connection with the IPO. The Incentive Plan is administered by the Compensation Committee. The Corporation’s Board of Directors has the authority to amend and modify the Incentive Plan, subject to any stockholder approval. The Corporation granted 670,185 restricted stock units (“RSUs”) to certain of its directors, officers, and employees at the IPO grant date fair value of $27.00 per share with an aggregate fair value of $18.1 million, and the RSUs generally vest annually over one
to
three
years.
Registration Rights Agreement
In connection with the IPO, the Corporation entered into a Registration Rights Agreement (the “RRA”) with the Continuing Equity Owners. The RRA provides that the Corporation agrees to use its reasonable best effort to file, at any time after 180 days following the IPO and the expiration of any related lock-up period, a registration statement registering the sale of its Class A common stock issuable to or held by Continuing Equity Owners and to use its reasonable best efforts to ensure the registration statement is approved in a timely manner. The RRA also requires the Corporation to maintain an effective registration statement or to ensure it takes the necessary procedures to reactivate the registration statement in the event of an expiration. Under the RRA, the Continuing Equity Owners are entitled to initiate underwritten offerings, subject to certain customary limitations, and the RRA also provides for customary “piggyback” registration rights.
Stockholders Agreement
In connection with the IPO, the Corporation entered into a Stockholders Agreement with the Continuing Equity Owners (the “Stockholders Agreement”). Pursuant to the Stockholders Agreement, the Continuing Equity Owners are entitled to nominate a specified number of up to five directors to the Corporation’s Board of Directors so long as the Neos Partners I LP and its Affiliates (the “Neos Group”, as defined in the Stockholders Agreement) beneficially own shares of voting stock representing, in the aggregate, at least 35% of our then outstanding voting stock. The Stockholders Agreement will also provide that, until the Neos Group no longer beneficially owns shares of voting stock representing, in the aggregate, at least 25% of the voting power of our then-outstanding voting stock, certain significant corporate actions taken by the Corporation or its subsidiaries will require the prior written consent of the Continuing Equity Owners.